Loans and Allowance for Loan Losses, Impaired Loans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
With an allowance recorded [Abstract]
Unpaid principal balance	$ 0
Recorded investment	0	$ 7,010
Total [Abstract]
Unpaid principal balance	11,076	17,135	$ 14,376
Recorded investment	11,026	17,135	12,618
Allowance for Loan Losses Allocated	0	807	98
Impaired loans [Abstract]
Average impaired loans - with an allowance recorded	0
Interest income recognized - with an allowance recorded	0
Cash basis interest recognized - with an allowance recorded	0
Average impaired loans	8,276	15,153	11,067
Interest income recognized	510	1,268	748
Cash basis interest recognized	510	1,268	748
Residential Real Estate [Member]
With no related allowance recorded [Abstract]
Unpaid principal balance	418	438	1,667
Recorded investment	411	438	1,667
Impaired loans [Abstract]
Average impaired loans - with no allowance recorded	423	453	511
Interest income recognized - with no allowance recorded	21	23	101
Cash basis interest recognized - with no allowance recorded	21	23	101
Commercial Real Estate [Member] | Owner-occupied [Member]
With an allowance recorded [Abstract]
Unpaid principal balance		2,030
Recorded investment		2,030
With no related allowance recorded [Abstract]
Unpaid principal balance	5,256	1,778	2,527
Recorded investment	5,256	1,778	2,527
Total [Abstract]
Allowance for Loan Losses Allocated		385
Impaired loans [Abstract]
Average impaired loans - with an allowance recorded		1,375
Interest income recognized - with an allowance recorded		197
Cash basis interest recognized - with an allowance recorded		197
Average impaired loans - with no allowance recorded	3,417	1,902	2,475
Interest income recognized - with no allowance recorded	260	113	141
Cash basis interest recognized - with no allowance recorded	260	113	141
Commercial Real Estate [Member] | Nonowner-occupied [Member]
With an allowance recorded [Abstract]
Unpaid principal balance			362
Recorded investment			362
With no related allowance recorded [Abstract]
Unpaid principal balance	632	7,492	2,368
Recorded investment	589	7,492	946
Total [Abstract]
Allowance for Loan Losses Allocated			98
Impaired loans [Abstract]
Average impaired loans - with an allowance recorded			367
Interest income recognized - with an allowance recorded			15
Cash basis interest recognized - with an allowance recorded			15
Average impaired loans - with no allowance recorded	626	6,160	1,912
Interest income recognized - with no allowance recorded	29	477	57
Cash basis interest recognized - with no allowance recorded	29	477	57
Commercial Real Estate [Member] | Construction [Member]
With no related allowance recorded [Abstract]
Unpaid principal balance			336
Recorded investment			0
Impaired loans [Abstract]
Average impaired loans - with no allowance recorded			0
Interest income recognized - with no allowance recorded			20
Cash basis interest recognized - with no allowance recorded			20
Commercial and Industrial [Member]
With an allowance recorded [Abstract]
Unpaid principal balance		4,861
Recorded investment		4,861
With no related allowance recorded [Abstract]
Unpaid principal balance	4,686	49	7,116
Recorded investment	4,686	49	7,116
Total [Abstract]
Allowance for Loan Losses Allocated		303
Impaired loans [Abstract]
Average impaired loans - with an allowance recorded		4,796
Interest income recognized - with an allowance recorded		319
Cash basis interest recognized - with an allowance recorded		319
Average impaired loans - with no allowance recorded	3,772	300	5,802
Interest income recognized - with no allowance recorded	196	111	414
Cash basis interest recognized - with no allowance recorded	196	111	$ 414
Consumer [Member] | Home Equity [Member]
With no related allowance recorded [Abstract]
Unpaid principal balance	34	368
Recorded investment	34	368
Impaired loans [Abstract]
Average impaired loans - with no allowance recorded	28	143
Interest income recognized - with no allowance recorded	2	19
Cash basis interest recognized - with no allowance recorded	2	19
Consumer [Member] | Automobile [Member]
With an allowance recorded [Abstract]
Unpaid principal balance		8
Recorded investment		8
Total [Abstract]
Allowance for Loan Losses Allocated		8
Impaired loans [Abstract]
Average impaired loans - with an allowance recorded		2
Interest income recognized - with an allowance recorded		0
Cash basis interest recognized - with an allowance recorded		0
Consumer [Member] | Other [Member]
With an allowance recorded [Abstract]
Unpaid principal balance		111
Recorded investment		111
With no related allowance recorded [Abstract]
Unpaid principal balance	50
Recorded investment	50
Total [Abstract]
Allowance for Loan Losses Allocated		111
Impaired loans [Abstract]
Average impaired loans - with an allowance recorded		22
Interest income recognized - with an allowance recorded		9
Cash basis interest recognized - with an allowance recorded		$ 9
Average impaired loans - with no allowance recorded	10
Interest income recognized - with no allowance recorded	2
Cash basis interest recognized - with no allowance recorded	$ 2